Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share	EARNINGS PER SHARE
The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2023	2022 (1)	2021
Weighted-average number of shares on which earnings per share calculations are based
Basic	911,210,319	902,664,190	895,990,771
Add—incremental shares under stock-based compensation plans	8,700,951	7,593,455	6,883,290
Add—incremental shares associated with contingently issuable shares	2,162,558	2,011,417	1,766,940
Assuming dilution	922,073,828	912,269,062	904,641,001
Income from continuing operations	$7,514	$1,783	$4,712
Income/(loss) from discontinued operations, net of tax	(12)	(143)	1,030
Net income on which basic earnings per share is calculated	$7,502	$1,639	$5,743
Income from continuing operations	$7,514	$1,783	$4,712
Net income applicable to contingently issuable shares	—	—	—
Income from continuing operations on which diluted earnings per share is calculated	$7,514	$1,783	$4,712
Income/(loss) from discontinued operations, net of tax, on which diluted earnings per share is calculated	(12)	(143)	1,030
Net income on which diluted earnings per share is calculated	$7,502	$1,639	$5,743
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$8.15	$1.95	$5.21
Discontinued operations	(0.01)	(0.16)	1.14
Total	$8.14	$1.80	$6.35
Basic
Continuing operations	$8.25	$1.97	$5.26
Discontinued operations	(0.01)	(0.16)	1.15
Total	$8.23	$1.82	$6.41
(1) Includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.
Weighted-average stock options to purchase 1,761,463 common shares in 2023, 814,976 common shares in 2022 and 980,505 common shares in 2021 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.